REVENUE - Disaggregation of Operating Revenue (Details) - USD ($) $ in Thousands	3 Months Ended										9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Operating Revenues	$ 127,611	$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 384,931	$ 401,486	$ 701,384
Domestic
REVENUE
Operating Revenues	119,312				163,038					173,995	368,456	382,463	666,332
Latin America
REVENUE
Operating Revenues	7,877				17,076					23,003	15,628	18,515	33,716
Other
REVENUE
Operating Revenues	422				216					454	847	508	1,336
Passenger
REVENUE
Operating Revenues	104,195				178,486					172,897	335,824	359,232	688,833
Scheduled service
REVENUE
Operating Revenues	54,620				114,228					132,234	224,507	193,047	396,113
Charter service
REVENUE
Operating Revenues	25,805				29,227					40,663	111,317	98,130	174,562
Ancillary
REVENUE
Operating Revenues	23,770				35,031							68,055	118,158
Cargo
REVENUE
Operating Revenues	21,585											36,809
Other
REVENUE
Operating Revenues	$ 1,831				$ 1,844					$ 24,555	$ 49,107	$ 5,445	$ 12,551